CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Net revenues
Product revenue	$ 998,657	6,045,573	5,020,803	3,551,510
Other revenue	46,158	279,425	173,006	67,462
Total net revenues	1,044,815	6,324,998	5,193,809	3,618,972
Cost of revenues
Total cost of revenues	(862,962)	(5,224,114)	(4,469,455)	(3,118,365)
Gross profit	181,853	1,100,884	724,354	500,607
Operating expenses:
Fulfillment (including service fees payable to related parties amounting to RMB9,625, RMB9,625 and RMB nil (US$ nil) for the years ended December 31, 2011, 2012 and 2013, respectively)	(120,205)	(727,683)	(736,191)	(474,506)
Marketing	(43,112)	(260,988)	(195,938)	(150,313)
Technology and content	(29,760)	(180,158)	(153,267)	(89,616)
General and administrative	(24,600)	(148,919)	(137,473)	(84,113)
Government grants	3,534	21,392	9,216	13,603
Loss from operations	(32,290)	(195,472)	(489,299)	(284,338)
Interest income	5,076	30,727	38,695	26,606
Interest expense	(998)	(6,042)	(7,603)	(259)
Other income, net	4,612	27,922	14,356	53,830
Loss before income taxes	(23,600)	(142,865)	(443,851)	(204,161)
Income tax expense				(24,326)
Net loss	(23,600)	(142,865)	(443,851)	(228,487)
Net loss attributable to common shareholders	(23,600)	(142,865)	(443,851)	(228,487)
Loss per common share:
Basic	$ (0.06)	(0.36)	(1.11)	(0.58)
Diluted	$ (0.06)	(0.36)	(1.11)	(0.58)
Other comprehensive loss, net of tax of nil:
Foreign currency translation adjustment	(7,082)	(42,873)	(3,730)	(66,198)
Comprehensive loss attributable to common shareholders	$ (30,682)	(185,738)	(447,581)	(294,685)